Note 40 Fee and commission income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income [Line Items]
Bills receivables		€ 19	€ 21	€ 24
Demand Account		298	300	300
Credit and Debit Cards	[1]	7,308	7,106	4,665
Checks		134	166	175
Transfers and other payment orders		970	961	862
Insurance product commissions		524	461	384
Loan commitments given fee and commission income		371	322	307
Other Commitments And Financial Guarantees Given		548	530	471
Portfolio and other management fee income		1,845	1,685	1,407
Brokerage fee income		401	360	345
Custody securities income		219	221	207
Other fee and commission income		1,105	902	751
Fee and commission income		€ 13,743	€ 13,036	€ 9,899

[1]	(1) Points of Sale.